Report for the Calendar Year or Quarter Ended:	June 30, 2001

Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	Kenneth M. Ligon, III
Title:	Vice President
Phone:	561-778-0552
Signature, Place and Date of Signing: ________________________

	Kenneth M. Ligon, III	Vero Beach, FL		July 6, 2001

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.



                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$266,090

List of Other Managers Included:		NONE



ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
564
11750
11750
11750
D
AES CORP
COM
00130H105
8519
197875
197875
197875
D
AMERICAN EXPRESS CO
COM
025816109
8054
207570
207570
207570
D
AMERICAN INTERNATIONAL GP
COM
026874107
11640
136929
136929
136929
D
ANHEUSER BUSCH COS
COM
035229103
3826
92875
92875
92875
D
AUTOMATIC DATA PROCESSING
COM
053015103
9172
184540
184540
184540
D
BANCO SANTANDER CENT HISP
COM
05964H105
8253
898087
898087
898087
D
BELLSOUTH CORP
COM
079860102
418
10368
10368
10368
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
617
11805
11805
11805
D
CISCO SYSTEMS
COM
17275R102
7089
389485
389485
389485
D
CITIGROUP, INC.
COM
172967101
14562
275582
275582
275582
D
COCA COLA
COM
191216100
1967
43700
43700
43700
D
COMPAQ COMPUTER
COM
204493100
304
19870
19870
19870
D
DISNEY, WALT
COM
254687106
9912
343093
343093
343093
D
DUKE POWER
COM
264399106
4375
112155
112155
112155
D
DUPONT DE NEMOURS, I.E.
COM
263534109
2624
54396
54396
54396
D
EMC CORP
COM
268648102
5902
201779
201779
201779
D
ERICSSON LM TEL - ADR
COM
294821400
4418
815205
815205
815205
D
EXXON MOBIL CORP
COM
30231G102
12943
148175
148175
148175
D
GENERAL ELECTRIC
COM
369604103
14087
288969
288969
288969
D
GOLDMAN SACHS
COM
38141G104
6218
72470
72470
72470
D
HARBOR FLORIDA BANCSHARES
COM
411901101
283
14800
14800
14800
D
HARLEY DAVIDSON
COM
412822108
4954
105225
105225
105225
D
INTEL
COM
458140100
10368
354462
354462
354462
D
JOHNSON & JOHNSON
COM
478160104
10546
210914
210914
210914
D
MEDTRONIC INC
COM
585055106
6924
150486
150486
150486
D
MERCK & CO.
COM
589331107
9688
151589
151589
151589
D
MICROSOFT
COM
594918104
13364
183067
183067
183067
D
NORTEL NETWORK
COM
656568102
2879
318793
318793
318793
D
ORACLE CORP
COM
68389X105
7429
390981
390981
390981
D
PEPSICO
COM
713448108
9284
210035
210035
210035
D
PFIZER INC
COM
717081103
10025
250318
250318
250318
D
PROCTOR & GAMBLE
COM
742718109
7921
124150
124150
124150
D
ROYAL DUTCH PETROL.
COM
780257804
886
15200
15200
15200
D
SCHERING PLOUGH CORP
COM
806605101
487
13435
13435
13435
D
STATE STREET CORP
COM
857477103
9838
198795
198795
198795
D
TEXAS INSTRUMENTS
COM
882508104
7267
227810
227810
227810
D
TYCO INTL
COM
902124106
7676
140820
140820
140820
D
VIACOM CL B
COM
925524308
10116
195487
195487
195487
D
WAL-MART
COM
931142103
691
14155
14155
14155
S
REPORT SUMMARY
40
RECORDS
266090

0
OTHER MGRS